Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 39.2%

Communication Services - 4.1%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom S.A. - ADR (Spain)	8,678	$193,953
Cellnex Telecom S.A. (Spain)[2]	4,569	204,368
Helios Towers plc (Tanzania)*	70,026	123,116
Radius Global Infrastructure, Inc. - Class A*	27,751	424,035
		945,472
Entertainment - 1.3%
Activision Blizzard, Inc.	21,760	1,739,712
Electronic Arts, Inc.	12,644	1,659,272
Sea Ltd. - ADR (Singapore)*	26,093	1,991,418
Ubisoft Entertainment S.A. (France)*	4,494	191,329
		5,581,731
Interactive Media & Services - 1.7%
Alphabet, Inc. - Class A*	27,320	3,177,862
Auto Trader Group plc (United Kingdom)[2]	45,845	353,443
Meta Platforms, Inc. - Class A*	24,110	3,835,901
		7,367,206
Media - 0.9%
Charter Communications, Inc. - Class A*	8,448	3,650,381
Comcast Corp. - Class A	2,857	107,195
Omnicom Group, Inc.	319	22,279
Paramount Global - Class B	642	15,183
S4 Capital plc (United Kingdom)*	108,255	167,412
		3,962,450
Total Communication Services		17,856,859
Consumer Discretionary - 5.0%
Distributors - 0.0%##
Genuine Parts Co.	197	30,115
Hotels, Restaurants & Leisure - 0.1%
Marriott Vacations Worldwide Corp.	832	113,917
McDonald’s Corp.	347	91,389
Playa Hotels & Resorts N.V.*	8,374	57,446
Restaurant Brands International, Inc. (Canada)	2,711	145,337
		408,089
Household Durables - 0.4%
Garmin Ltd.	253	24,698
Lennar Corp. - Class A	275	23,375
Nikon Corp. (Japan)	10,700	123,227
Sony Group Corp. - ADR (Japan)	17,289	1,476,308
Sony Group Corp. (Japan)	2,300	195,104
		1,842,712
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	74,320	10,029,484
eBay, Inc.	497	24,169
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc. (Brazil)*	333	$270,965
		10,324,618
Multiline Retail - 0.8%
Dollar General Corp.	6,464	1,605,852
Dollar Tree, Inc.*	11,257	1,861,457
Target Corp.	278	45,420
		3,512,729
Specialty Retail - 0.1%
Best Buy Co., Inc.	319	24,560
The Home Depot, Inc.	558	167,924
Ross Stores, Inc.	288	23,403
The TJX Companies, Inc.	756	46,237
Tractor Supply Co.	116	22,212
		284,336
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG - ADR (Germany)	14,733	1,269,101
adidas AG (Germany)	1,858	321,418
lululemon athletica, Inc. *	6,462	2,006,516
NIKE, Inc. - Class B	13,624	1,565,670
VF Corp.	391	17,470
		5,180,175
Total Consumer Discretionary		21,582,774
Consumer Staples - 4.3%
Beverages - 1.5%
The Coca-Cola Co.	46,159	2,962,023
Diageo plc (United Kingdom)	33,375	1,581,036
Heineken N.V. - ADR (Netherlands)	34,865	1,712,220
Heineken N.V. (Netherlands)	1,939	191,160
		6,446,439
Food & Staples Retailing - 0.0%##
The Kroger Co.	788	36,595
Walgreens Boots Alliance, Inc.	739	29,279
Walmart, Inc.	1,435	189,492
		255,366
Food Products - 1.7%
Archer-Daniels-Midland Co.	535	44,282
Bunge Ltd.	203	18,743
Campbell Soup Co.	457	22,553
Conagra Brands, Inc.	694	23,741
Danone S.A. (France)	2,198	121,196
General Mills, Inc.	638	47,716
The J.M. Smucker Co.	163	21,568
Kerry Group plc - Class A (Ireland)	1,141	120,434
Mondelez International, Inc. - Class A	58,769	3,763,567
Nestle S.A.	25,323	3,102,759

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	401	$35,292
		7,321,851
Household Products - 0.1%
Colgate-Palmolive Co.	761	59,921
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	141,300	208,635
The Procter & Gamble Co.	1,239	172,110
		440,666
Personal Products - 1.0%
Beiersdorf AG (Germany)	2,817	290,502
L’Oreal S.A. (France)	191	72,209
Unilever plc - ADR (United Kingdom)	82,619	4,020,241
		4,382,952
Total Consumer Staples		18,847,274
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cameco Corp. (Canada)	3,939	101,508
Chevron Corp.	776	127,093
ConocoPhillips	721	70,247
Coterra Energy, Inc.	801	24,503
Devon Energy Corp.	530	33,310
Diamondback Energy, Inc.	171	21,891
EOG Resources, Inc.	394	43,821
Jonah Energy Parent LLC*3	5,224	280,320
Marathon Petroleum Corp.	398	36,481
Pioneer Natural Resources Co.	172	40,755
Total Energy		779,929
Financials - 2.6%
Banks - 0.3%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	3,887	131,730
Citigroup, Inc.	1,628	84,493
Fifth Third Bancorp.	885	30,196
FinecoBank Banca Fineco S.p.A. (Italy)	32,010	397,819
HDFC Bank Ltd. - ADR (India)	3,167	198,888
JPMorgan Chase & Co.	1,553	179,154
KeyCorp.	985	18,026
Regions Financial Corp.	1,296	27,449
U.S. Bancorp.	1,303	61,502
		1,129,257
Capital Markets - 2.2%
Allfunds Group plc (United Kingdom)	17,708	149,429
Avanza Bank Holding AB (Sweden)	10,437	201,388
BlackRock, Inc.	2,300	1,539,114
Deutsche Boerse AG (Germany)	2,012	351,225
Intercontinental Exchange, Inc.	28,222	2,878,362
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intermediate Capital Group plc (United Kingdom)	12,452	$232,124
Moody’s Corp.	10,208	3,167,032
S&P Global, Inc.	3,085	1,162,829
		9,681,503
Insurance - 0.1%
Admiral Group plc (United Kingdom)	13,914	325,192
The Allstate Corp.	329	38,483
Chubb Ltd.	350	66,024
Cincinnati Financial Corp.	210	20,442
The Travelers Companies, Inc.	249	39,516
		489,657
Total Financials		11,300,417
Health Care - 5.6%
Biotechnology - 1.3%
BioMarin Pharmaceutical, Inc.*	23,525	2,024,326
Gilead Sciences, Inc.	1,144	68,354
Seagen, Inc.*	8,779	1,580,044
Vertex Pharmaceuticals, Inc.*	6,984	1,958,384
		5,631,108
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	782	85,113
Alcon, Inc. (Switzerland)	27,869	2,176,290
Baxter International, Inc.	399	23,405
Getinge AB - Class B (Sweden)	11,089	250,234
IDEXX Laboratories, Inc.*	3,260	1,301,327
Medtronic plc	19,886	1,839,853
		5,676,222
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	184	25,129
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	3,276	1,960,391
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	1,485	109,563
Dechra Pharmaceuticals plc (United Kingdom)	5,883	264,751
Johnson & Johnson	34,245	5,976,437
Merck & Co., Inc.	1,619	144,642
Novartis AG - ADR (Switzerland)	44,752	3,841,064
Pfizer, Inc.	2,295	115,921
Royalty Pharma plc - Class A	574	24,963
Zoetis, Inc.	3,957	722,350
		11,199,691
Total Health Care		24,492,541
Industrials - 4.2%
Aerospace & Defense - 1.3%
Airbus SE (France)	1,476	159,145

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
BAE Systems plc - ADR (United Kingdom)	42,013	$1,582,625
BAE Systems plc (United Kingdom)	19,165	180,127
General Dynamics Corp.	252	57,121
L3Harris Technologies, Inc.	6,987	1,676,670
Lockheed Martin Corp.	200	82,762
Northrop Grumman Corp.	3,772	1,806,411
		5,544,861
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	208	23,026
FedEx Corp.	7,282	1,697,361
United Parcel Service, Inc. - Class B	8,301	1,617,782
		3,338,169
Airlines - 0.3%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	9,785	94,914
Ryanair Holdings plc - ADR (Ireland)*	19,324	1,410,652
		1,505,566
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	12,238	289,135
Johnson Controls International plc	726	39,139
Trane Technologies plc	193	28,369
		356,643
Commercial Services & Supplies - 0.5%
Cleanaway Waste Management Ltd. (Australia)	130,701	251,794
Copart, Inc.*	13,149	1,684,387
Republic Services, Inc.	327	45,342
Waste Management, Inc.	370	60,887
		2,042,410
Electrical Equipment - 0.0%##
Eaton Corp. plc	385	57,130
Emerson Electric Co.	579	52,151
		109,281
Industrial Conglomerates - 0.0%##
3M Co.	492	70,474
Honeywell International, Inc.	498	95,845
		166,319
Machinery - 0.1%
Caterpillar, Inc.	423	83,860
Cummins, Inc.	174	38,508
Illinois Tool Works, Inc.	291	60,458
Parker-Hannifin Corp.	108	31,222
Rotork plc (United Kingdom)	61,034	193,677
Stanley Black & Decker, Inc.	160	15,573
		423,298
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 1.1%
Canadian National Railway Co. (Canada)	21,789	$2,760,230
Norfolk Southern Corp.	6,874	1,726,543
Union Pacific Corp.	437	99,330
		4,586,103
Trading Companies & Distributors - 0.0%##
Brenntag SE (Germany)	2,813	197,600
Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	11,300	68,807
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	545	73,597
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	428	80,383
		222,787
Total Industrials		18,493,037
Information Technology - 7.1%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	2,572	116,692
Motorola Solutions, Inc.	182	43,423
		160,115
Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	600	237,805
Softwareone Holding AG (Germany)	14,053	191,272
TE Connectivity Ltd. (Switzerland)	260	34,770
		463,847
IT Services - 3.7%
Adyen N.V. - ADR (Netherlands)*	84,999	1,531,682
Adyen N.V. (Netherlands)*2	193	347,163
Automatic Data Processing, Inc.	317	76,435
Broadridge Financial Solutions, Inc.	156	25,046
Keywords Studios plc (Ireland)	2,309	70,988
Mastercard, Inc. - Class A	16,436	5,814,893
PayPal Holdings, Inc.*	31,657	2,739,280
Shopify, Inc. - Class A (Canada)*	2,880	100,310
StoneCo Ltd. - Class A (Brazil)*	14,941	143,135
Visa, Inc. - Class A	24,612	5,220,451
		16,069,383
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	460	79,102
Intel Corp.	2,700	98,037
Microchip Technology, Inc.	462	31,813
QUALCOMM, Inc.	804	116,628
Skyworks Solutions, Inc.	169	18,401
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	18,054	1,597,418
Texas Instruments, Inc.	471	84,257
		2,025,656

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 2.8%
Microsoft Corp.	22,569	$6,336,021
Salesforce, Inc.*	17,295	3,182,626
ServiceNow, Inc.*	6,431	2,872,470
		12,391,117
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	325	23,182
Total Information Technology		31,133,300
Materials - 2.7%
Chemicals - 1.6%
Air Liquide S.A. - ADR (France)	92,038	2,528,284
Air Liquide S.A. (France)	3,256	447,643
Dow, Inc.	540	28,733
Eastman Chemical Co.	199	19,090
FMC Corp.	35,439	3,937,273
International Flavors & Fragrances, Inc.	289	35,850
LyondellBasell Industries N.V. - Class A	275	24,508
PPG Industries, Inc.	196	25,341
		7,046,722
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	130,240	2,897,840
Packaging Corp. of America	144	20,248
		2,918,088
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	51,569	811,696
Newmont Corp.	15,413	697,901
Nucor Corp.	291	39,518
Steel Dynamics, Inc.	287	22,351
		1,571,466
Total Materials		11,536,276
Real Estate - 3.4%
Equity Real Estate Investment Trusts (REITS) - 3.4%
Agree Realty Corp.	1,464	116,520
American Homes 4 Rent - Class A	6,653	252,016
American Tower Corp.	780	211,247
Apple Hospitality REIT, Inc.	16,152	269,415
AvalonBay Communities, Inc.	1,238	264,858
Brandywine Realty Trust	8,838	82,635
Camden Property Trust	1,191	168,050
CareTrust REIT, Inc.	7,286	150,456
Community Healthcare Trust, Inc.	3,074	119,732
Cousins Properties, Inc.	6,743	208,022
Digital Realty Trust, Inc.	2,419	320,397
Duke Realty Corp.	3,603	225,404
Equinix, Inc.	3,587	2,524,315
Equity LifeStyle Properties, Inc.	5,131	377,231
Essex Property Trust, Inc.	671	192,262
Extra Space Storage, Inc.	865	163,935
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Flagship Communities REIT	8,256	$139,609
Getty Realty Corp.	3,979	116,744
Healthcare Realty Trust, Inc.	8,672	227,640
Independence Realty Trust, Inc.	5,397	119,813
Invitation Homes, Inc.	8,432	329,101
Life Storage, Inc.	1,734	218,293
Mid-America Apartment Communities, Inc.	1,739	322,984
Prologis, Inc.	7,779	1,031,184
Public Storage	1,413	461,217
Rexford Industrial Realty, Inc.	4,804	314,230
SBA Communications Corp.	13,209	4,435,450
Sun Communities, Inc.	2,337	383,175
Terreno Realty Corp.	3,079	192,899
UDR, Inc.	7,447	360,435
Ventas, Inc.	2,816	151,445
Welltower, Inc.	3,253	280,864
Total Real Estate		14,731,578
TOTAL COMMON STOCKS
(Identified Cost $162,860,556)		170,753,985

PREFERRED STOCKS - 0.2%

Health Care - 0.1%
Pharmaceuticals - 0.1%
Harrow Health, Inc., 8.625%, 4/30/2026	8,355	201,188
Information Technology - 0.1%
Software - 0.1%
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,000	134,100
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	20,600	471,328
Total Information Technology		605,428
TOTAL PREFERRED STOCKS
(Identified Cost $986,682)		806,616
CORPORATE BONDS - 14.5%

Non-Convertible Corporate Bonds- 14.5%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc., 7.50%, 4/1/2024	460,000	473,513
Entertainment - 0.7%
Magallanes, Inc., 4.054%, 3/15/2029[2]	3,300,000	3,133,034

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 1.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	5,250,000	$5,039,749
Total Communication Services		8,646,296

Consumer Discretionary - 1.6%
Automobiles - 0.0%##
Ford Motor Credit Co. LLC, 3.087%, 1/9/2023	230,000	229,123
Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc., 3.25%, 2/15/2030	1,290,000	1,115,243
Internet & Direct Marketing Retail - 1.3%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	800,000	677,588
(China), 4.00%, 12/6/2037	2,860,000	2,519,887
Amazon.com, Inc., 3.30%, 4/13/2027	2,660,000	2,676,175
		5,873,650
Total Consumer Discretionary		7,218,016
Consumer Staples - 0.6%
Beverages - 0.6%
PepsiCo, Inc., 3.90%, 7/18/2032	2,360,000	2,442,776
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	186,000	181,169
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,020,000	3,373,699
Energy Transfer LP, 6.50%, 2/1/2042	2,728,000	2,860,109
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	150,000	146,366
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/06/2021, cost $423,306)[4]	400,000	406,529
Total Energy		6,967,872
Financials - 2.9%
Banks - 1.7%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[5]	2,190,000	1,907,068
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[5]	2,100,000	1,892,091
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[5]	3,140,000	3,163,072
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	425,000	427,173
		7,389,404
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.5%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,070,000	$953,212
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,290,000	1,168,867
		2,122,079
Consumer Finance - 0.3%
Navient Corp.
5.50%, 1/25/2023	230,000	231,181
6.75%, 6/25/2025	475,000	463,522
OneMain Finance Corp., 5.625%, 3/15/2023	220,000	220,038
Synergy One Lending, Inc., 5.50%, 10/14/2026	525,000	456,465
		1,371,206
Diversified Financial Services - 0.4%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	1,370,000	1,164,180
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	430,000	432,232
		1,596,412
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $165,038)[4]	155,000	156,023
Total Financials		12,635,124
Health Care - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	1,910,000	1,841,783
Industrials - 2.5%
Airlines - 0.7%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	162,415	170,008
Southwest Airlines Co., 5.25%, 5/4/2025	2,237,000	2,305,496
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	461,355	397,030
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	81,653	74,219
		2,946,753
Building Products - 0.0%##
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	230,000	204,270
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 10.389%, 5/12/2025 (Acquired 05/03/2021- 08/05/2021, cost $503,000)[4,6]	500,000	503,420

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	505,000	$472,384
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	492,311
		964,695
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,140,000	1,116,835
Trading Companies & Distributors - 1.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,430,000	1,249,624
Air Lease Corp., 3.625%, 4/1/2027	1,220,000	1,147,167
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	1,129,981
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	1,967,000	1,621,426
		5,148,198
Total Industrials		10,884,171
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
QUALCOMM, Inc., 4.25%, 5/20/2032	2,490,000	2,640,492
Materials - 0.3%
Metals & Mining - 0.3%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,280,000	1,132,731
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[4,7]	497,000	50
Total Materials		1,132,781
Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITS) - 1.4%
Crown Castle International Corp., 3.10%, 11/15/2029	1,640,000	1,499,973
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	425,171
SBA Tower Trust, 1.884%, 1/15/2026[2]	520,000	472,250
Simon Property Group LP, 2.65%, 2/1/2032	4,230,000	3,649,277
Total Real Estate		6,046,671
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Operations Co. LLC 4.875%, 5/13/2024[2]	2,065,000	2,054,798
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
Vistra Operations Co. LLC (continued) 3.55%, 7/15/2024[2]	600,000	$581,286
Total Utilities		2,636,084
TOTAL CORPORATE BONDS		63,092,066
(Identified Cost $68,348,173)

U.S. TREASURY SECURITIES - 24.4%

U.S. Treasury Bonds - 5.5%
U.S. Treasury Bond, 2.375%, 2/15/2042
(Identified Cost $23,137,092)	27,500,000	24,152,734
U.S. Treasury Notes - 18.9%
U.S. Treasury Note
1.75%, 5/15/2023	13,245,000	13,117,724
2.25%, 11/15/2025	22,485,000	22,084,486
2.00%, 11/15/2026	22,945,000	22,240,517
2.25%, 11/15/2027	25,425,000	24,813,211
Total U.S. Treasury Notes
(Identified Cost $80,798,724)		82,255,938
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $103,935,816)		106,408,672

ASSET-BACKED SECURITIES - 5.9%

CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	943,516	866,332
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	816,496	718,118
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,757,680	1,564,589
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	698,551	658,175
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	585,427	583,668
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	2,230,000	2,175,207
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,800,000	1,726,260
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	1,944,635
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,177,224	1,071,525
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,759,277
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	643,223	598,342

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 2.959%, 2/25/2045[2,6]	267,063	$262,186
Oxford Finance Funding LLC Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	29,954	29,819
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	917,693	908,478
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,925,000	1,826,105
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,236,910)[4]	2,236,910	2,136,097
SLM Student Loan Trust, Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 2.933%, 10/25/2029[6]	557,646	549,793
SMB Private Education Loan Trust Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,627,643	1,576,759
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,435,484	1,349,573
SoFi Professional Loan Program LLC Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	94,762	92,917
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	362,473	357,668
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	859,877	829,497
Towd Point Mortgage Trust Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	238,397	236,243
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	188,451	187,063
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 3.259%, 10/25/2048[2,6]	354,379	350,538
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,426,849	1,410,021
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $27,302,584)		25,768,885

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.1%
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,300,194	1,173,225
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	51,019	50,584
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	674,805	601,671
Credit Suisse Mortgage Capital Trust Series 2013-7, Class A6, 3.50%, 8/25/2043[2,8]	145,841	141,311
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,8]	318,510	299,336
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust (continued)
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	278,266	$259,289
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	158,858	144,095
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	63,136	61,065
Fannie Mae REMICS Series 2018-31, Class KP, 3.50%, 7/25/2047	42,228	42,201
Series 2021-69, Class WJ, 1.50%, 10/25/2050	958,814	868,026
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,541,000	1,483,113
Freddie Mac Multifamily Structured Pass-Through Certificates Series K030, Class X1 (IO), 0.148%, 4/25/2023[8]	53,030,247	43,786
Series K032, Class X1 (IO), 0.066%, 5/25/2023[8]	34,302,845	22,480
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	2,306,145	2,174,785
FREMF Mortgage Trust Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	135,082,481	42,186
Series 2014-K37, Class B, 4.560%, 1/25/2047[2,8]	1,977,000	1,974,644
Series 2014-K41, Class B, 3.833%, 11/25/2047[2,8]	48,000	47,250
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	406,266	391,853
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 2.364%, 12/25/2051[2,6]	1,246,850	1,158,934
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	991,990	923,038
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	1,010,477	936,745
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,152,415	977,543
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	274,456	262,306
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	13,566	12,919
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	302,748	294,460
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	349,165	337,268
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	401,094	388,806

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]		298,851	$289,879
Provident Funding Mortgage Trust Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]		1,206,126	1,095,074
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]		1,905,445	1,690,707
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]		1,279,089	1,128,429
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[8]		251,753	227,126
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]		497,214	469,460
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]		174,338	162,675
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		207,270	196,183
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,8]		84,750	81,791
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]		82,925	79,990
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 3.47%, 11/15/2027[2,6]		1,910,953	1,326,536
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		175,430	163,636
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		87,481	85,107

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $24,303,720)			22,109,512

FOREIGN GOVERNMENT BONDS - 0.2%

Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	50,412
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		200,000	202,090
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		380,000	364,911
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $668,584)			617,413

MUNICIPAL BONDS - 1.2%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,530,000	2,231,661
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,835,000	1,523,397
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024		685,000	665,707
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

MUNICIPAL BONDS (continued)

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	955,000	$875,692
TOTAL MUNICIPAL BONDS
(Identified Cost $6,083,712)		5,296,457

U.S. GOVERNMENT AGENCIES - 5.4%

Mortgage-Backed Securities - 5.4%
Fannie Mae Pool #888810, UMBS, 5.50%, 11/1/2022	27	27
Pool #AD0462, UMBS, 5.50%, 10/1/2024	2,564	2,611
Pool #MA3463, UMBS, 4.00%, 9/1/2033	426,327	436,190
Pool #MA1834, UMBS, 4.50%, 2/1/2034	289,923	302,728
Pool #MA1903, UMBS, 4.50%, 5/1/2034	217,153	226,744
Pool #889576, UMBS, 6.00%, 4/1/2038	181,684	199,686
Pool #MA3412, UMBS, 3.50%, 7/1/2038	330,875	333,671
Pool #995196, UMBS, 6.00%, 7/1/2038	385,850	422,119
Pool #AD0207, UMBS, 6.00%, 10/1/2038	67,150	73,629
Pool #AD0220, UMBS, 6.00%, 10/1/2038	21,240	23,271
Pool #MA0258, UMBS, 4.50%, 12/1/2039	325,556	340,110
Pool #AL1595, UMBS, 6.00%, 1/1/2040	272,057	298,272
Pool #AL0152, UMBS, 6.00%, 6/1/2040	377,883	414,863
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,287,091	2,178,270
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,454,747	2,503,048
Pool #AL7068, UMBS, 4.50%, 9/1/2042	108,342	113,185
Pool #AX5234, UMBS, 4.50%, 11/1/2044	353,421	368,614
Pool #BD1381, UMBS, 3.50%, 6/1/2046	61,092	61,378
Pool #BE7845, UMBS, 4.50%, 2/1/2047	67,802	70,326
Pool #AL8674, 5.66%, 1/1/2049	975,309	1,063,046
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,398,672	2,405,641
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,547,717	2,525,140
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,519,295	2,534,120

Investment Portfolio - July 31, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac
Pool #G12988, 6.00%, 1/1/2023	121	$121
Pool #G13078, 6.00%, 3/1/2023	211	211
Pool #G13331, 5.50%, 10/1/2023	403	407
Pool #C91762, 4.50%, 5/1/2034	335,040	350,126
Pool #C91771, 4.50%, 6/1/2034	5,387	5,631
Pool #C91780, 4.50%, 7/1/2034	7,945	8,337
Pool #G03781, 6.00%, 1/1/2038	82,178	90,690
Pool #G03926, 6.00%, 2/1/2038	99,105	108,846
Pool #G05900, 6.00%, 3/1/2040	53,849	59,512
Pool #G05906, 6.00%, 4/1/2040	48,876	53,596
Pool #A92889, 4.50%, 7/1/2040	585,327	612,151
Pool #G08772, 4.50%, 7/1/2047	65,506	67,853
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	132,495	132,879
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,494,544	2,424,069
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,595,629	2,646,733

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $23,483,740)		23,457,851

SHORT-TERM INVESTMENT - 3.8%
Dreyfus Government Cash Management, Institutional Shares, 1.83%[9]
(Identified Cost $16,614,780)	16,614,780	16,614,780

TOTAL INVESTMENTS - 99.9%
(Identified Cost $434,588,347)		434,926,237
OTHER ASSETS, LESS LIABILITIES - 0.1%		590,519
NET ASSETS - 100%		$435,516,756

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $60,623,564, which represented 13.9% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

Investment Portfolio - July 31, 2022

(unaudited)

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2022 was $3,202,119, or 0.7% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2022.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2022.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2022.

9Rate shown is the current yield as of July 31, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$17,856,859	$16,817,191	$1,039,668	$—
Consumer Discretionary	21,582,774	20,943,025	639,749	—
Consumer Staples	18,847,274	13,367,978	5,479,296	—
Energy	779,929	499,609	—	280,320
Financials	11,300,417	9,643,240	1,657,177	—
Health Care	24,492,541	23,977,556	514,985	—
Industrials	18,493,037	17,221,559	1,271,478	—
Information Technology	31,133,300	30,286,072	847,228	—
Materials	11,536,276	11,088,633	447,643	—
Real Estate	14,731,578	14,731,578	—	—
Preferred securities:
Health Care	201,188	201,188	—	—
Information Technology	605,428	605,428	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	129,866,523	—	129,866,523	—
States and political subdivisions (municipals)	5,296,457	—	5,296,457	—
Corporate debt:
Communication Services	8,646,296	—	8,646,296	—
Consumer Discretionary	7,218,016	—	7,218,016	—
Consumer Staples	2,442,776	—	2,442,776	—
Energy	6,967,872	—	6,967,872	—
Financials	12,635,124	—	12,635,124	—
Health Care	1,841,783	—	1,841,783	—
Industrials	10,884,171	—	10,884,171	—
Information Technology	2,640,492	—	2,640,492	—
Materials	1,132,781	—	1,132,781	—

Investment Portfolio - July 31, 2022

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Real Estate	$6,046,671	$—	$6,046,671	$—
Utilities	2,636,084	—	2,636,084	—
Asset-backed securities	25,768,885	—	25,768,885	—
Commercial mortgage-backed securities	22,109,512	—	22,109,512	—
Foreign government bonds	617,413	—	617,413	—
Short-Term Investment	16,614,780	16,614,780	—	—
Total assets	$434,926,237	$175,997,837	$258,648,080	$280,320

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.